ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details Narrative) - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Related Party Transaction [Line Items]
Accounts payable	$ 101,406	$ 44,859	$ 122,958	$ 41,970
Accrued expenses		118,860
Operating lease liabilities	88,230
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Accrued expenses
Accounts Payable and Accrued Liabilities, Current	$ 0		$ 1,808,092
Legal Expenses And Share Transfer Expenses [Member]
Related Party Transaction [Line Items]
Accounts payable		$ 44,859		29,375
Development And Administration Team [Member]
Related Party Transaction [Line Items]
Accrued expenses		118,860		$ 0
Operating lease liabilities		$ 87,465